Alger AI Enablers & Adopters Expense Example - Class A C Shares [Member] - Alger AI Enablers & Adopters	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 607
Expense Example, with Redemption, 3 Years	1,031
Expense Example, with Redemption, 5 Years	1,604
Expense Example, with Redemption, 10 Years	3,158
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	264
Expense Example, with Redemption, 3 Years	765
Expense Example, with Redemption, 5 Years	1,519
Expense Example, with Redemption, 10 Years	$ 3,510